Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Total	$ 23,392,138	$ 3,662,215
Accumulated depreciation	(2,953,617)	(1,503,736)
Property and equipment, net	20,438,521	2,158,479
Depreciation expense	$ 1,800,000	400,000
Minimum
Property and Equipment
Estimated useful lives	3 years
Maximum
Property and Equipment
Estimated useful lives	8 years
Lab equipment
Property and Equipment
Estimated useful lives	5 years
Total	$ 18,060,058	3,178,855
Leasehold improvements
Property and Equipment
Total	$ 2,486,329	22,563
Leasehold improvements | Minimum
Property and Equipment
Estimated useful lives	5 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	8 years
Construction-in-process
Property and Equipment
Total	$ 2,053,335	309,620
Computers
Property and Equipment
Estimated useful lives	3 years
Total	$ 502,084	85,071
Furniture and fixtures
Property and Equipment
Estimated useful lives	8 years
Total	$ 245,770	$ 66,106
Vehicles
Property and Equipment
Total	$ 44,562